Loans and Related Allowance for Loan Losses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for trouble debt restructuring loan to be considered in default	30 days
Interest income on nonaccrual loans	$ 300,000	$ 281,000	$ 239,000
Troubled debt restructured loan	339,000	363,000
Recorded charge-offs	292,000	279,000	415,000
Aggregate amount of demand deposits reclassified as loan balances	33,000	39,000
Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded charge-offs	70,000	146,000	66,000
Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan balance in default status	87,000
Recorded charge-offs	149,000	103,000	$ 305,000
Loan balance in the process of foreclosure	1,285,000	1,778,000
Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled debt restructured loan	4,000
Recorded charge-offs	8,000
Non-Accruing Troubled Debt Restructurings [Member] | Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled debt restructured loan	$ 20,000	$ 23,000